Market Risk (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Market Risk [line items]
Number of trading days used to value current portfolio using market price and rate changes	259 days
Loss trading days	16 days
Positive trading days	94.00%
Percentage of P&C deposits in total funding	75.00%
100 bps increase [member]
Market Risk [line items]
EVE Sensitivity	$ (1,368)	$ (1,876)
Increase (decrease) to economic value of shareholders equity from prior period	(508)
NII Sensitivity	1,857	1,926
Increase (decrease) to net interest income from last period	(69)
100 bps decrease [member]
Market Risk [line items]
EVE Sensitivity	338	277
Increase (decrease) to economic value of shareholders equity from prior period	61
NII Sensitivity	(1,101)	$ (872)
Increase (decrease) to net interest income from last period	$ 229